Commitments and Contingencies (Details) - Schedule of Right of Use Asset - Right Of Use Asset [Member] - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Right of Use Asset [Line Items]
Operating lease at inception	$ 140,561	$ 156,554
Less accumulated reduction	(13,285)	(122,986)
Balance ROU asset	127,276	33,568
Operating lease liabilities at inception	140,561	156,554
Reduction of lease liabilities	(12,735)	(122,079)
Total lease liabilities	127,826	34,475
Less: current portion	(41,946)
Lease liabilities, non-current	85,880
Total minimum operating lease payments	150,298	42,929
Less discount to fair value	(22,472)	(8,454)
Total lease liability	$ 127,826	$ 34,475